Share of Equity Accounted Investments' Profit - Summary of Analysis of Share of Joint Ventures' and Associates' Profit After Tax (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Group share of:
Revenue	€ 26,790	€ 25,220	€ 24,789
Group operating profit	2,177	2,095	1,908
Profit on disposals	(24)	56	53
Profit before finance costs	2,153	2,151	1,961
Profit before tax from continuing operations	1,862	1,867	1,620
Income tax expense	(426)	(55)	(431)
Group profit for the financial year	2,521	1,919	1,270
Associates [member]
Group share of:
Revenue	903	816	769
EBITDA (as defined)	81	77	52
Depreciation and amortisation	(41)	(39)	(40)
Group operating profit	40	38	12
Profit on disposals	3
Profit before finance costs	43	38	12
Finance costs (net)	(9)	(10)	(15)
Profit before tax from continuing operations	34	28	(3)
Income tax expense	(7)	(6)	(6)
Group profit for the financial year	27	22	(9)
Joint ventures [member]
Group share of:
Revenue	672	582	480
EBITDA (as defined)	57	77	85
Depreciation and amortisation	(23)	(28)	(26)
Group operating profit	34	49	59
Profit before finance costs	34	49	59
Finance costs (net)	1	(1)	(4)
Profit before tax from continuing operations	35	48	55
Income tax expense	(2)	(5)	(4)
Group profit for the financial year	33	43	51
Joint ventures and associates [member]
Group share of:
Revenue	1,575	1,398	1,249
EBITDA (as defined)	138	154	137
Depreciation and amortisation	(64)	(67)	(66)
Group operating profit	74	87	71
Profit on disposals	3
Profit before finance costs	77	87	71
Finance costs (net)	(8)	(11)	(19)
Profit before tax from continuing operations	69	76	52
Income tax expense	(9)	(11)	(10)
Group profit for the financial year	€ 60	€ 65	€ 42